Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Granted	2,800,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning		2,563,600	484,000	1,579,732
Number of shares, Outstanding, Granted			2,800,000
Weighted-average exercise price, Granted			$ 3.74
Weighted-average remaining contractual term (years), Granted			9 years 1 month 21 days
Number of shares, Exercised		(456,000)	(121,024)	(1,095,732)
Number of shares, Outstanding, Forfeited		(24,000)	(599,376)
Number of shares, Outstanding, Ending		2,083,600	2,563,600	484,000	1,579,732
Weighted-average exercise price, Outstanding, Beginning		$ 3.36	$ 0.35	$ 0.50
Number of shares, Expected to vest		1,698,000
Number of shares, Exercisable		385,600
Weighted-average exercise price, Exercised		$ 3.54	0.15	0.45
Weighted-average exercise price, Forfeited		3.49	3.22
Weighted-average exercise price, Outstanding, Ending		2.86	$ 3.36	$ 0.35	$ 0.50
Weighted-average exercise price: Expected to vest		3.32
Aggregated intrinsic value, Outstanding, Beginning			$ 1,528		$ 3,389
Weighted-average exercise price: Exercisable		$ 0.86
Weighted-average remaining contractual term (years), Outstanding		7 years 6 months 18 days	8 years 8 months 9 days	5 years 8 months 23 days	6 years 4 months 13 days
Number of shares, Expected to vest		8 years 1 month 21 days
Weighted-average remaining contractual term (years), Exercisable		4 years 11 months 12 days
Outstanding, September 30, 2014		$ 765		$ 1,528
Aggregated intrinsic value, Exercisable		$ 914